Schedule of Assets Held at End of Year (Details)	Dec. 31, 2025 USD ($)
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 162,710,187
EBP, Asset Held for Investment, Participant Loan, after Deemed Distribution	1,653,998
EBP, Asset Held for Investment	164,364,185
Q C R Holdings Inc Stock [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	12,326,039
Allspring Special Mid Cap Value R 6 Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,907,432
American Funds American Balanced R 6 Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	614,962
American Fund Bond Fundof America R 6 Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,361,277
American Funds New Perspective R 6 Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,432,312
Fidelity 500 Index Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	25,540,364
Fidelity Advisor International Growth Z Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	9,240,509
Fidelity Inflation Protection Bond Index Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	108,634
Fidelity International Index Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,834,573
Fidelity Mid Cap Index Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,743,017
Fidelity Small Cap Index Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,207,530
Fidelity U S Bond Index Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,160,054
Goldman Sachs Financial Square Government R 6 Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,861,224
G Q G Partners Emerging Markets Equity R 6 Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,454,928
Invesco Discovery Mid Cap Growth R 6 Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,639,858
J P Morgan Large Cap Growth R 6 Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	13,141,511
J P Morgan Undiscovered Managers Behavioral Value R 6 Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	24,633
P I M C O Income Institutional Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,538,812
Vanguard Real Estate Index Admiral Fund [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	51,760
Vanguard Target Retirement 2020 Inv [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	1,470,845
Vanguard Target Retirement 2025 Inv [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,934,831
Vanguard Target Retirement 2030 Inv [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	9,115,063
Vanguard Target Retirement 2035 Inv [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	9,933,857
Vanguard Target Retirement 2040 Inv [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	7,443,272
Vanguard Target Retirement 2045 Inv [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,670,187
Vanguard Target Retirement 2050 Inv [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,951,620
Vanguard Target Retirement 2055 Inv [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	3,591,240
Vanguard Target Retirement 2060 Inv [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	2,553,789
Vanguard Target Retirement 2065 Inv [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	393,776
Vanguard Target Retirement 2070 Inv [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	464
Vanguard Target Retirement Income Inv [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	588,356
Putnam Larg Cap Value I Trust [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	8,817,242
Putnam Small Cap Growth Trust Class R [Member]
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 56,216